Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net profit / (loss)	$ 1,660,474	$ (3,842,603)	$ (4,539,093)
Non-cash items:
Depreciation	14,854,885	8,388,208	6,195,416
Amortization of deferred dry dock expenditure	2,031,100	1,420,814	441,491
Share based compensation	1,383,121	571,321	11,250
Amortization of deferred finance charges	917,675	772,787	254,547
Deferred tax (benefit) / expense	0	0	24,341
Changes in operating assets and liabilities:
Receivables, trade	(4,242,494)	120,980	1,126,119
Working capital advances	34,571	1,039,384	2,098,612
Prepayments	(212,199)	(248,092)	26,518
Advances and deposits	(1,158,675)	(1,470,614)	145,540
Other receivables	(314,654)	176,449	(104,521)
Inventories	(1,354,874)	(465,226)	(44,449)
Payables, trade	3,039,310	1,485,259	324,688
Charter revenue received in advance	(263,737)	955,555	411,705
Other payables	642,669	3,569	(70,993)
Amounts due to related parties	0	(600,000)	625,397
Accrued interest on loans	325,434	54,645	17,965
Deferred dry dock expenditure	(4,921,479)	(242,263)	(2,959,280)
Net cash provided by operating activities	12,421,127	8,120,173	3,985,253
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(152,222,866)	(63,497,023)	(1,330,198)
Payments for vessels under construction	(57,463,397)	(81,072,100)	(13,560,194)
Payments for other non-current assets	(55,266)	(68,435)	(51,122)
Net cash used in investing activities	(209,741,529)	(144,637,558)	(14,941,514)
FINANCING ACTIVITIES
Short-term revolving credit facility	0	0	(30,265,000)
Proceeds from long-term debt	128,625,000	47,030,000	38,700,000
Repayments of long term debt	(12,756,732)	(25,270,000)	(37,200,000)
Proceeds from capital leases	0	31,500,000	0
Repayments of capital leases	(1,578,686)	(1,120,985)	0
Payments for deferred finance charges	(5,748,816)	(1,333,312)	(1,719,423)
Net proceeds from equity offering	102,711,933	128,429,204	0
Repurchase of common stock	(1,278,546)	0	0
Payment of dividend	(9,635,000)	(1,191,300)	0
Shareholder contributions	0	500	51,314,503
Net cash provided by financing activities	200,339,153	178,044,107	20,830,080
Net increase in cash and cash equivalents	3,018,751	41,526,722	9,873,819
Cash and cash equivalents at the beginning of the year	56,860,845	15,334,123	5,460,304
Cash and cash equivalents at the end of the year	59,879,596	56,860,845	15,334,123
Cash paid during the year for:
Total cash interest payments	6,813,016	3,619,005	3,235,270
Taxation	$ 5,736	$ 33,963	$ 42,998